Organization and Principal Activities - Financial Performance and Cash flows of the Vies and subsidiaries of Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues	¥ 884,066	$ 128,178	¥ 784,616	¥ 1,552,645
Cost of revenues	252,561	36,618	257,656	475,378
Net (loss) income	(513,475)	(74,446)	(351,126)	416,732
Effect of exchange rate changes on cash, cash equivalents and restricted cash	171,851	24,918	(29,755)	(68,761)
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues	344,288	49,917	320,942	659,626
Cost of revenues	224,726	32,582	205,955	194,103
Net (loss) income	3,792	550	(8,489)	(8,825)
Net cash (used in) provided by operating activities	154,403	22,386	209,357	(36,196)
Net cash provided by (used in) investing activities	(98,598)	(14,295)	(255,027)	21,168
Net cash provided by financing activities	128,461	18,625	91,093
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ 868	$ 126	¥ (35,987)	¥ (53)